Income Taxes (Income (loss) before Income Taxes, by tax jurisdiction) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Abstract]
PRC	$ (163,355,291)	$ 62,898,157	$ (774,867,562)
Other jurisdictions	(18,921,102)	(46,635,277)	(213,651,272)
Income (loss) before income tax	$ (182,276,393)	$ 16,262,880	$ (988,518,834)